Earnings per share - Diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	$ 9,972	$ 2,039	$ (5,593)
Weighted average number of shares in issue (in shares)	120,599	121,421	120,901
Adjustments for:
Employee share options and restricted units (in shares)	1,604	1,695	1,445
Weighted average number of shares for diluted earnings per share (in shares)	122,203	123,116	122,346
Diluted earnings / (loss) per share from operations (in dollars per share)	$ 0.082	$ 0.017	$ (0.046)